Hennessy Cornerstone Large Growth Fund (Second Prospectus Summary) | Hennessy Cornerstone Large Growth Fund
HENNESSY CORNERSTONE LARGE GROWTH FUND
Investment Objective
The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Hennessy Cornerstone Large Growth Fund Institutional Class
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hennessy Cornerstone Large Growth Fund Institutional Class
Management Fees		0.74%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.40%
Total Annual Fund Operating Expenses		1.14%
Expense Reimbursement	[1]	(0.16%)
Net Expenses		0.98%
[1]	The Fund's investment manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Fund's Board of Trustees terminates it.

EXAMPLE
This Example is intended to help you compare the cost of investing in
Institutional Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses are equal to the net expenses for the first year and the total annual fund operating expenses for the remaining years.
Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Hennessy Cornerstone Large Growth Fund Institutional Class	100	347	614	1,376

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or, "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 70%
of the average value of its portfolio.
Principal Investment Strategy
The Fund invests in growth-oriented common stocks of larger companies by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Large
Growth Formula (the "Large Growth Formula"). The Large Growth Formula excludes
American Depositary Receipts, or ADRs. The Large Growth Formula selects the 50 common stocks that meet the following criteria, in order:

1) Market capitalization that exceeds the average of the Database

2) Price-to-cash flow ratio less than the median of the Database
   This value criterion helps to uncover relative bargains among large companies.

3) Positive total capital

4) Highest one-year return on total capital Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

The Fund purchases 50 stocks as dictated by the Large Growth Formula, weighted equally by dollar amount, with 2% of the portfolio's assets invested in each. Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Large Growth Formula's criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold. Holdings of all stocks in the Fund that continue to meet the criteria will be appropriately increased or decreased to result in an equal 2% weighting.
Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy
Cornerstone Large Growth Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund's portfolio is rebalanced annually in accordance with the Large
Growth Formula, which may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

Medium Sized Company Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.
Performance Information
The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Large Growth Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of benchmark indices. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.
CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund's highest quarterly return was
11.91% for the quarter ended September 30, 2010 and the lowest quarterly return was -15.91% for the quarter ended September 30, 2011 .
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011 )
Average Annual Total Returns Hennessy Cornerstone Large Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Return before taxes	2.97%	25.49%	Mar. 20, 2009
Institutional Class After Taxes on Distributions	Return after taxes on distributions	(0.19%)	23.99%	Mar. 20, 2009
Institutional Class After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	6.22%	22.26%	Mar. 20, 2009
Russell 1000 Index	Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	22.43%	Mar. 20, 2009
S&P 500	S&P 500 (reflects no deduction for fees, expenses or taxes)	2.11%	21.87%	Mar. 20, 2009

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 1000 Index is a widely recognized, unmanaged index of the 1,000 largest stocks, based on capitalization.